Hennessy Equity and Income Fund
Schedule of Investments
January 31, 2021 (Unaudited)

	Number of
	Shares/Par		% of
	Amount	Value	Net Assets
COMMON STOCKS - 64.96%
Communication Services - 7.50%
Alphabet, Inc., Class C (a)	2,583	$4,741,716	4.11%
Fox Corp.	53,800	1,677,484	1.46%
Verizon Communications, Inc.	40,736	2,230,296	1.93%
		8,649,496	7.50%
Consumer Discretionary - 10.31%
CarMax, Inc. (a)	27,870	3,282,529	2.85%
Dollar Tree, Inc. (a)	16,775	1,705,346	1.48%
Home Depot, Inc.	10,773	2,917,544	2.53%
Lowe’s Companies, Inc.	9,230	1,540,025	1.33%
O’Reilly Automotive, Inc. (a)	5,740	2,442,198	2.12%
		11,887,642	10.31%
Consumer Staples - 4.56%
Altria Group, Inc.	62,013	2,547,494	2.21%
Nestle S.A. - ADR (b)	24,149	2,711,933	2.35%
		5,259,427	4.56%
Energy - 0.20%
Enbridge, Inc. (b)	1,575	52,920	0.04%
Kinder Morgan, Inc.	3,300	46,464	0.04%
Targa Resources Corp.	2,500	68,425	0.06%
The Williams Companies, Inc.	3,100	65,813	0.06%
		233,622	0.20%
Financials - 11.68%
Berkshire Hathaway, Inc., Class B (a)	22,484	5,123,429	4.44%
BlackRock, Inc.	4,170	2,924,254	2.53%
The Charles Schwab Corp.	63,910	3,293,921	2.86%
The Progressive Corp.	24,467	2,133,278	1.85%
		13,474,882	11.68%
Health Care - 4.69%
Bristol-Myers Squibb Co.	21,682	1,331,925	1.15%
Johnson & Johnson	14,915	2,433,084	2.11%
Pfizer, Inc.	45,824	1,645,082	1.43%
		5,410,091	4.69%
Industrials - 5.23%
FedEx Corp.	12,795	3,011,175	2.61%
Norfolk Southern Corp.	12,791	3,026,607	2.62%
		6,037,782	5.23%
Information Technology - 14.09%
Apple, Inc.	44,036	5,810,990	5.04%
Cisco Systems, Inc.	42,291	1,885,333	1.63%
Citrix Systems, Inc.	16,919	2,255,472	1.95%
Texas Instruments, Inc.	19,407	3,215,546	2.79%
Visa, Inc., Class A	15,983	3,088,715	2.68%
		16,256,056	14.09%
Materials - 6.70%
Air Products and Chemicals, Inc.	9,325	2,487,537	2.16%
Martin Marietta Materials, Inc.	9,371	2,693,319	2.33%
NewMarket Corp.	6,501	2,549,627	2.21%
		7,730,483	6.70%
Total Common Stocks (Cost $50,383,543)		74,939,481	64.96%

PREFERRED STOCKS - 1.78%
Communication Services - 0.04%
AT&T, Inc., Series C, 4.750%, Perpetual	1,935	49,246	0.04%

Consumer Discretionary - 0.01%
Ford Motor Co., 6.000%, 12/01/2059	575	14,915	0.01%

Consumer Staples - 0.09%
CHS, Inc., Series 3, 6.750% to 09/30/2024 then 3 Month LIBOR USD + 4.155%, Perpetual (e)	415	11,483	0.01%
CHS, Inc., Series 4, 7.500%, Perpetual	2,985	86,834	0.08%
		98,317	0.09%

Energy - 0.04%
Enbridge, Inc., Series B, 6.375% to 04/15/2023 then 3 Month LIBOR USD + 3.593%, 04/15/2078 (b)(e)	1,860	49,997	0.04%

Financials - 1.60%
AEGON Funding Co. LLC, 5.100%, 12/15/2049	880	22,924	0.02%
American International Group, Inc., Series A, 5.850%, Perpetual	1,720	47,902	0.04%
Arch Capital Group Ltd., Series F, 5.450%, Perpetual (b)	1,895	50,369	0.04%
Axis Capital Holdings Ltd., Series E, 5.500%, Perpetual (b)	1,060	27,210	0.02%
BancorpSouth Bank, Series A, 5.500%, Perpetual	655	17,161	0.01%
Bank of America Corp.
Series KK, 5.375%, Perpetual	975	26,471	0.02%
Series GG, 6.000%, Perpetual	1,460	39,771	0.04%
Capital One Financial Corp.
Series J, 4.800%, Perpetual	1,990	50,447	0.04%
Series I, 5.000%, Perpetual	1,985	51,868	0.05%
Citigroup, Inc.
Series K, 6.875% to 11/15/2023 then 3 Month LIBOR USD + 4.130%, Perpetual (e)	930	26,375	0.02%
Series J, 7.125% to 09/30/2023 then 3 Month LIBOR USD + 4.040%, Perpetual (e)	1,425	39,886	0.04%
Citizens Financial Group, Inc., Series D, 6.350% to 04/06/2024 then 3 Month LIBOR USD + 3.642%, Perpetual (e)	1,140	31,065	0.03%
Cullen/Frost Bankers, Inc., Series B, 4.450%, Perpetual	860	21,810	0.02%
Equitable Holdings, Inc., Series A, 5.250%, Perpetual	1,310	34,152	0.03%
Federal Agricultural Mortgage Corp., Series F, 5.250%, Perpetual	800	21,344	0.02%
Fifth Third Bancorp.
Series K, 4.950%, Perpetual	1,890	49,556	0.04%
Series I, 6.625% to 12/31/2023 then 3 Month LIBOR USD + 3.710%, Perpetual (e)	1,115	31,097	0.03%
First Citizens BancShares, Inc., Series A, 5.375%, Perpetual	1,960	52,254	0.04%
First Horizon Corp.
Series D, 6.100% to 05/01/2024 then 3 Month LIBOR USD + 3.859%, Perpetual (e)	650	17,069	0.01%
Series B, 6.625% to 08/01/2025 then 3 Month LIBOR USD + 4.262%, Perpetual (e)	830	22,285	0.02%
First Republic Bank, Series J, 4.700%, Perpetual	1,025	26,394	0.02%
Hartford Financial Services Group, Inc., Series G, 6.000%, Perpetual	1,640	45,723	0.04%
Huntington Bancshares, Inc., Series D, 6.250%, Perpetual	2,540	64,491	0.06%
JPMorgan Chase & Co., Series GG, 4.750%, Perpetual	1,880	49,256	0.04%
KeyCorp
Series F, 5.650%, Perpetual	840	22,411	0.02%
Series E, 6.125% to 12/15/2026 then 3 Month LIBOR USD + 3.892%, Perpetual (e)	1,680	46,990	0.04%
Legg Mason, Inc., 5.450%, 09/15/2056	880	22,519	0.02%
MetLife, Inc., Series F, 4.750%, Perpetual	1,895	49,270	0.04%
Morgan Stanley
Series K, 5.850% to 04/15/2027 then 3 Month LIBOR USD + 3.491%, Perpetual (e)	750	21,450	0.02%
Series I, 6.375% to 10/15/2024 then 3 Month LIBOR USD + 3.708%, Perpetual (e)	2,980	84,513	0.07%
Regions Financial Corp.
Series C, 5.700% to 08/15/2029 then 3 Month LIBOR USD + 3.148%, Perpetual (e)	1,210	34,666	0.03%
Series B, 6.375% to 09/15/2024 then 3 Month LIBOR USD + 3.536%, Perpetual (e)	1,810	50,734	0.04%
State Street Corp., Series D, 5.900% to 03/15/2024 then 3 Month LIBOR USD + 3.108%, Perpetual (e)	2,335	66,197	0.06%
SVB Financial Group, Series A, 5.250%, Perpetual	1,250	33,450	0.03%
Synchrony Financial, Series A, 5.625%, Perpetual	1,945	51,679	0.04%
Synovus Financial Corp.
Series E, 5.875% to 07/01/2024 then 5 Year CMT Rate + 4.127%, Perpetual (e)	845	22,646	0.02%
Series D, 6.300% to 06/21/2023 then 3 Month LIBOR USD + 3.352%, Perpetual (e)	850	22,627	0.02%
TCF Financial Corp., Series C, 5.700%, Perpetual	865	22,594	0.02%
The Allstate Corp.
Series H, 5.100%, Perpetual	1,260	33,705	0.03%
Series G, 5.625%, Perpetual	1,965	53,998	0.05%
The Goldman Sachs Group, Inc.
Series K, 6.375% to 05/10/2024 then 3 Month LIBOR USD + 3.550%, Perpetual (e)	1,035	29,549	0.03%
Series J, 5.500% to 05/10/2023 then 3 Month LIBOR USD + 3.640%, Perpetual (e)	1,130	29,775	0.03%
Truist Financial Corp.
Series R, 4.750%, Perpetual	1,835	48,059	0.04%
Series O, 5.250%, Perpetual	1,880	51,606	0.05%
U.S. Bancorp
Series F, 6.500% to 01/15/2022 then 3 Month LIBOR USD + 4.468%, Perpetual (e)	1,240	32,463	0.03%
Series B, 3.500% to 03/01/2021 then 3 Month LIBOR USD + 0.600%, Perpetual (e)	1,925	46,315	0.04%
Wells Fargo & Co.
Series Z, 4.750%, Perpetual	1,930	48,288	0.04%
Series R, 6.625% to 03/15/2024 then 3 Month LIBOR USD + 3.690%, Perpetual (e)	1,770	50,870	0.05%
		1,843,254	1.60%
Total Preferred Stocks (Cost $1,920,560)		2,055,729	1.78%

REITS - 2.93%
Financials - 2.93%
Annaly Capital Management, Inc., Series F, 6.950% to 09/30/2022 then 3 Month LIBOR USD + 4.993%, Perpetual (e)	1,335	33,295	0.03%
Apollo Commercial Real Estate Finance, Inc.	4,130	46,173	0.04%
Chimera Investment Corp.	2,930	29,593	0.03%
Chimera Investment Corp.
Series A, 8.000%, Perpetual	1,405	33,846	0.03%
Series B, 8.000% to 03/30/2024 then 3 Month LIBOR USD + 5.791%, Perpetual (e)	695	16,284	0.01%
Kimco Realty Corp. Series M, 5.250%, Perpetual	1,030	26,832	0.02%
Monmouth Real Estate Investment Corp., Series C, 6.125%, Perpetual	1,745	44,114	0.04%
Starwood Property Trust, Inc.	2,730	51,215	0.04%
STORE Capital Corp.	98,767	3,063,752	2.66%
Vornado Realty Trust, Series M, 5.250%, Perpetual	1,355	35,162	0.03%
Total REITS (Cost $2,891,207)		3,380,266	2.93%

CORPORATE BONDS - 16.64%
Communication Services - 0.99%
AT&T, Inc., 4.250%, 03/01/2027	980,000	1,138,565	0.99%

Consumer Discretionary - 1.14%
Alibaba Group Holding Ltd., 3.600%, 11/28/2024 (b)	1,000,000	1,092,874	0.95%
Starbucks Corp., 4.450%, 08/15/2049	175,000	220,249	0.19%
		1,313,123	1.14%
Energy - 0.95%
Canadian Natural Resources Ltd., 3.900%, 02/01/2025 (b)	1,000,000	1,099,510	0.95%

Financials - 9.53%
Aflac, Inc., 3.600%, 04/01/2030	300,000	345,359	0.30%
Dell International LLC / EMC Corp., 5.450%, 06/15/2023 (d)	1,220,000	1,340,439	1.16%
Discover Financial Services, 5.200%, 04/27/2022	900,000	950,680	0.82%
General Motors Financial Co, Inc., 3.700%, 05/09/2023	1,075,000	1,139,524	0.99%
Huntington Bancshares, Inc.
2.550%, 02/04/2030	525,000	560,396	0.48%
4.000%, 05/15/2025	365,000	413,167	0.36%
Prudential Financial, Inc., 3.878%, 03/27/2028	400,000	470,941	0.41%
Raymond James Financial, Inc.
3.625%, 09/15/2026	1,500,000	1,722,472	1.49%
5.625%, 04/01/2024	700,000	806,887	0.70%
Synchrony Financial
3.750%, 08/15/2021	350,000	354,420	0.31%
3.950%, 12/01/2027	650,000	726,042	0.63%
Synovus Financial Corp., 3.125%, 11/01/2022	1,300,000	1,347,745	1.17%
Willis North America, Inc., 3.600%, 05/15/2024	750,000	818,730	0.71%
		10,996,802	9.53%
Health Care - 2.32%
Bristol-Myers Squibb Co., 3.625%, 05/15/2024	1,000,000	1,096,403	0.95%
Edwards Lifesciences Corp., 4.300%, 06/15/2028	700,000	818,439	0.71%
Evernorth Health, Inc., 3.500%, 06/15/2024	700,000	759,417	0.66%
		2,674,259	2.32%
Industrials - 0.37%
General Electric Co., 3.625%, 05/01/2030	380,000	421,820	0.37%

Information Technology - 1.34%
Autodesk, Inc., 2.850%, 01/15/2030	675,000	729,759	0.63%
PayPal Holdings, Inc., 2.850%, 10/01/2029	750,000	818,124	0.71%
		1,547,883	1.34%
Total Corporate Bonds (Cost $17,547,509)		19,191,962	16.64%

MORTGAGE-BACKED SECURITIES - 4.05%
Fannie Mae Pool
3.000%, 10/01/2043	1,509,453	1,619,654	1.41%
3.500%, 01/01/2042	287,580	312,524	0.27%
6.000%, 10/01/2037	119,426	142,287	0.12%
Fannie Mae REMICS
Series 2013-52, 1.250%, 06/25/2043	84,906	84,434	0.07%
Series 2012-22, 2.000%, 11/25/2040	44,353	45,053	0.04%
Series 2012-16, 2.000%, 11/25/2041	69,332	71,953	0.06%
Series 2010-134, 2.250%, 03/25/2039	40,278	40,772	0.04%
Freddie Mac Gold Pool
3.000%, 05/01/2042	582,852	625,490	0.54%
3.000%, 09/01/2042	1,073,990	1,152,542	1.00%
5.500%, 04/01/2037	51,366	60,284	0.05%

Freddie Mac REMICS
Series 4146, 1.500%, 10/15/2042	28,361	28,906	0.03%
Series 4309, 2.000%, 10/15/2043	60,522	62,455	0.05%
Series 3928, 2.500%, 08/15/2040	76,571	77,919	0.07%
Series 3870, 2.750%, 01/15/2041	32,883	34,004	0.03%
Series 4016, 3.000%, 09/15/2039	12,258	12,281	0.01%
Series 4322, 3.000%, 05/15/2043	141,750	147,383	0.13%
Series 2013-24, Government National Mortgage Association, 1.750%, 02/16/2043	147,273	151,415	0.13%
Total Mortgage-Backed Securities (Cost $4,385,250)		4,669,356	4.05%

U.S. TREASURY OBLIGATIONS - 6.53%
U.S. Treasury Notes - 6.53%
U.S. Treasury Notes
0.625%, 03/31/2027	1,250,000	1,249,048	1.08%
0.625%, 08/15/2030	550,000	527,742	0.46%
1.750%, 05/15/2023	1,000,000	1,036,836	0.90%
1.875%, 07/31/2026	1,775,000	1,904,866	1.65%
2.750%, 02/15/2024	1,575,000	1,697,739	1.47%
3.000%, 10/31/2025	450,000	504,879	0.44%
3.125%, 11/15/2028	520,000	608,502	0.53%
Total U.S. Treasury Obligations (Cost $7,228,559)		7,529,612	6.53%

INVESTMENT COMPANIES (EXCUDING MONEY MARKET FUNDS) - 0.95%
Financials - 0.63%
Apollo Investment Corp.	4,375	52,959	0.04%
Ares Capital Corp.	3,345	57,868	0.05%
Bain Capital Specialty Finance, Inc.	3,380	42,250	0.04%
BlackRock TCP Capital Corp.	4,790	54,558	0.05%
FS KKR Capital Corp.	3,013	50,618	0.04%
Golub Capital BDC, Inc.	3,200	45,472	0.04%
Hercules Capital, Inc.	4,625	67,849	0.06%
Monroe Capital Corp.	6,150	52,583	0.04%
New Mountain Finance Corp.	4,755	54,445	0.05%
Oaktree Specialty Lending Corp.	11,905	66,192	0.06%
Sixth Street Specialty Lending, Inc.	2,650	54,219	0.05%
TCG BDC, Inc.	5,235	56,329	0.05%
TriplePoint Venture Growth BDC Corp.	5,675	75,988	0.06%
		731,330	0.63%
Other Investment Companies - 0.32%
Vanguard High-Yield Corporate Fund	62,348	371,592	0.32%
Total Investment Companies (Excluding Money Market Funds) (Cost $1,247,696)		1,102,922	0.95%

SHORT-TERM INVESTMENTS - 1.30%
Money Market Funds - 1.30%
First American Government Obligations Fund, Institutional Class, 0.04% (c)	1,495,609	1,495,609	1.30%
Total Short-Term Investments (Cost $1,495,609)		1,495,609	1.30%

Total Investments (Cost $87,099,933) - 99.14%		114,364,937	99.14%
Other Assets in Excess of Liabilities - 0.86%		990,379	0.86%
TOTAL NET ASSETS - 100.00%		$115,355,316	100.00%

Percentages are stated as a percent of net assets.

ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
(a) Non-income-producing security.
(b) U.S.-traded security of a foreign corporation.
(c) The rate listed is the fund’s seven-day yield as of January 31, 2021.
(d)	Rule 144A security. Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Rule 144A securities may be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2021, the market value of this security totaled $1,340,439 which represents 1.16% of net assets.
(e) Variable rate security; rate disclosed is the rate as of January 31, 2021.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure as of January 31, 2021
The Fund follows its valuation policies and procedures in determining its net asset value and the fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information)
when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means the Fund’s NAV reflects the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee, comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of January 31, 2021, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$8,649,496	$–	$–	$8,649,496
Consumer Discretionary	11,887,642	–	–	11,887,642
Consumer Staples	5,259,427	–	–	5,259,427
Energy	233,622	–	–	233,622
Financials	13,474,882	–	–	13,474,882
Health Care	5,410,091	–	–	5,410,091
Industrials	6,037,782	–	–	6,037,782
Information Technology	16,256,056	–	–	16,256,056
Materials	7,730,483	–	–	7,730,483
Total Common Stocks	$74,939,481	$–	$–	$74,939,481

Preferred Stocks
Communication Services	$49,246	$–	$–	$49,246
Consumer Discretionary	14,915	–	–	14,915
Consumer Staples	98,317	–	–	98,317
Energy	49,997	–	–	49,997
Financials	1,843,254	–	–	1,843,254
Total Preferred Stocks	$2,055,729	$–	$–	$2,055,729

REITS
Financials	$3,380,266	$–	$–	$3,380,266
Total REITS	$3,380,266	$–	$–	$3,380,266

Corporate Bonds
Communication Services	$–	$1,138,565	$–	$1,138,565
Consumer Discretionary	–	1,313,123	–	1,313,123
Energy	–	1,099,510	–	1,099,510
Financials	–	10,996,802	–	10,996,802
Health Care	–	2,674,259	–	2,674,259
Industrials	–	421,820	–	421,820
Information Technology	–	1,547,883	–	1,547,883
Total Corporate Bonds	$–	$19,191,962	$–	$19,191,962

Mortgage-Backed Securities	$–	$4,669,356	$–	$4,669,356

U.S. Treasury Obligations
U.S. Treasury Notes	$–	$7,529,612	$–	$7,529,612
Total U.S. Treasury Obligations	$–	$7,529,612	$–	$7,529,612

Investment Companies (Excluding Money Market Funds)
Financials	$731,330	$–	$–	$731,330
Other Investment Companies	371,592	–	–	371,592
Total Investment Companies	$1,102,922	$–	$–	$1,102,922

Short-Term Investments
Money Market Funds	$1,495,609	$–	$–	$1,495,609
Total Short-Term Investments	$1,495,609	$–	$–	$1,495,609

Total Investments	$82,974,007	$31,390,930	$–	$114,364,937